Note 7 - Share-based Compensation - Restricted Share Activities (Details) - Restricted Stock [Member] - The 2017 Omnibus Incentive Plan [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Outstanding, number of shares (in shares) | shares
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares
Granted, number of shares (in shares) | shares	1,141,477
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 20.76
Vested, number of shares (in shares) | shares	(434,615)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 22.19
Forfeited, number of shares (in shares) | shares	(318,700)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 19.80
Outstanding, number of shares (in shares) | shares	388,162
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 19.93
Expected to vest, number of shares (in shares) | shares	358,162
Expected to vest, weighted average grant date fair value (in dollars per share) | $ / shares	$ 19.93